Related parties and variable interest entities - Schedule of Related Party Transactions (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Investment agreement for 24.9% equity		€ 822.6	€ 903.0
Accounts receivable	[1]	3,023.0	4,477.5
Accounts payable	[2]	3,521.8	3,500.4
Total purchases		€ 4,406.9	3,946.5	€ 3,325.9
Carl Zeiss SMT Holding GmbH & Co. KG | Carl Zeiss SMT Holding GmbH & Co. KG
Related Party Transaction [Line Items]
Ownership percentage (in percentage)		24.90%
Related party
Related Party Transaction [Line Items]
Advance payments included in Other assets		€ 1,191.9	1,415.7
Loans receivable		1,907.5	1,440.8
Investment agreement for 24.9% equity		822.6	903.0
Accounts receivable		1.1	70.8
Accounts payable		1,085.8	955.8
Cost to be paid included in Accrued and other liabilities		123.0	€ 199.9
Related party | Maximum exposure to loss
Related Party Transaction [Line Items]
Advance payments included in Other assets		1,191.9
Loans receivable		1,907.5
Investment agreement for 24.9% equity		822.6
Accounts receivable		1.1
Accounts payable		0.0
Cost to be paid included in Accrued and other liabilities		€ 0.0

[1]	Accounts receivable includes amounts with related parties of €1.1 million and €70.8 million at December 31, 2025 and 2024, respectively.
[2]	Accounts payable includes amounts with related parties of €1,085.8 million and €955.8 million at December 31, 2025 and 2024, respectively.